Financial Risk Management - Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Dealer finance receivables:
Dealer finance receivables	¥ 5,405,250	¥ 4,958,063
Loan commitments:
Loan commitments	57,441
Group A [member]
Dealer finance receivables:
Dealer finance receivables	479,101
Loan commitments:
Loan commitments	46,962
Group B [member]
Dealer finance receivables:
Dealer finance receivables	233,113
Loan commitments:
Loan commitments	10,479
Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	712,214
12-month expected credit losses [member]
Loan commitments:
Loan commitments	57,441
12-month expected credit losses [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	469,877
Loan commitments:
Loan commitments	46,962
12-month expected credit losses [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	202,993
Loan commitments:
Loan commitments	10,479
12-month expected credit losses [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	672,870
Lifetime expected credit losses [member] | Not credit impaired [member]
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Not credit impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	9,224
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Not credit impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	13,223
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Not credit impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	22,447
Lifetime expected credit losses [member] | Credit impaired [member]
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Credit impaired [member] | Group A [member]
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Credit impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	16,897
Loan commitments:
Loan commitments
Lifetime expected credit losses [member] | Credit impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	¥ 16,897